Restatement of Previously Issued Financial Statements (Details) - Schedule of Restatement on each Financial Statement - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Selling, general and administrative		$ 351,330			$ 1,332,962
Total operating expenses	$ 2,933,309	1,032,976		$ 6,692,645	2,775,093	$ 3,509,621	$ 904,193
Operating loss	(2,933,309)	(1,032,976)		(6,692,645)	(2,774,793)
Net Income (loss)	$ 22,018,416	$ (1,032,585)		$ (7,747,847)	$ (2,774,127)	(19,775,602)	593,905
Basic net income (loss) per share of common stock (in Dollars per share)	$ 0.25	$ (0.01)		$ (0.09)	$ (0.04)
Cash Flows From Operating Activities:
Net loss	$ 22,018,416	$ (1,032,585)		$ (7,747,847)	$ (2,774,127)	(19,775,602)	593,905
Due to related party					444,076
Net Cash Used In Operating Activities				(3,541,372)	(2,150,397)
Cash Flows From Investing Activities:
Capitalized patent costs				(157,834)	(62,235)
Net Cash Used In Investing Activities				(157,834)	(62,235)
Cash Flows From Financing Activities:
Capital contributions from related party				487,273	1,592,095
Net Cash Provided By Financing Activities				3,954,930	1,592,095
Net change in cash				255,724	(620,537)
Contributions and net transfers with related parties		185,865
Net loss	22,018,416	(1,032,585)		(7,747,847)	(2,774,127)	(19,775,602)	593,905
Balance ending	$ (18,160,646)	3,837,532		$ (18,160,646)	3,837,532	(28,533,250)	(3,894,774)
As Previously Reported [Member]
Operating expenses
Net Income (loss)						(19,775,602)	593,905
Cash Flows From Operating Activities:
Net loss						(19,775,602)	593,905
Net Cash Used In Operating Activities						(2,661,093)	(725,102)
Cash Flows From Investing Activities:
Net Cash Used In Investing Activities						88,576,752	(125,970,000)
Cash Flows From Financing Activities:
Net Cash Provided By Financing Activities						(86,441,335)	127,240,757
Net change in cash						(525,676)	545,655
Net loss						(19,775,602)	593,905
Balance ending						3,412,459	5,983,426
Adjustments [Member]
Cash Flows From Financing Activities:
Contributions and net transfers with related parties			$ 442,368
Balance ending			$ 4,684,252			$ 3,412,459	$ 5,983,426
Restatement [Member] | As Previously Reported [Member]
Operating expenses
Selling, general and administrative		308,245			951,386
Total operating expenses		989,891			2,393,517
Operating loss		(989,891)			(2,393,217)
Net Income (loss)		(989,500)			$ (2,392,551)
Basic net income (loss) per share of common stock (in Dollars per share)					$ (0.03)
Cash Flows From Operating Activities:
Net loss		(989,500)			$ (2,392,551)
Due to related party
Net Cash Used In Operating Activities					(2,212,897)
Cash Flows From Investing Activities:
Capitalized patent costs					(32,065)
Net Cash Used In Investing Activities					(32,065)
Cash Flows From Financing Activities:
Capital contributions from related party					1,624,425
Net Cash Provided By Financing Activities					1,624,425
Net change in cash					(620,537)
Contributions and net transfers with related parties		226,698
Net loss		(989,500)			(2,392,551)
Balance ending		3,865,588			3,865,588
Restatement [Member] | Adjustments [Member]
Operating expenses
Selling, general and administrative		43,085			381,576
Total operating expenses		43,085			381,576
Operating loss		(43,085)			(381,576)
Net Income (loss)		(43,085)			$ (381,576)
Basic net income (loss) per share of common stock (in Dollars per share)					$ (0.01)
Cash Flows From Operating Activities:
Net loss		(43,085)			$ (381,576)
Due to related party					444,076
Net Cash Used In Operating Activities					62,500
Cash Flows From Investing Activities:
Capitalized patent costs					(30,170)
Net Cash Used In Investing Activities					(30,170)
Cash Flows From Financing Activities:
Capital contributions from related party					(32,330)
Net Cash Provided By Financing Activities					(32,330)
Net change in cash
Contributions and net transfers with related parties		(40,833)
Net loss		(43,085)			(381,576)
Balance ending		$ (28,056)			$ (28,056)